ACCOUNTS RECEIVABLE (Tables)	9 Months Ended
Sep. 30, 2024
Receivables [Abstract]
SCHEDULE OF ACCOUNTS RECEIVABLE

The following table summarizes the accounts receivable of the Company as of the period end dates set forth below (in US$ thousands):

	As of
	September 30, 2024	December 31, 2023
Trade receivables	$146,058	$180,989
Less: allowance for credit losses	(13,509)	(9,720)
Total	$132,549	$171,269

SCHEDULE OF ALLOWANCE FOR DOUBTFUL ACCOUNTS

	For the three-month period ended		For the nine-month period ended
	September 30, 2024	September 30, 2023	September 30, 2024	September 30, 2023

Allowance for credit losses at beginning of period	$(13,354)	$(11,799)	$(9,720)	$(12,664)
(Increase) decrease to allowance for the period	(990)	255	(5,306)	812
Write-off of credit losses	835	791	1,517	1,099
Allowance for credit losses at end of period	$(13,509)	$(10,753)	$(13,509)	$(10,753)